united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Principal ($)			Fair Value

	SHORT-TERM INVESTMENTS - 44.1%
	U.S. TREASURY - 44.1%
150,000,000	United States Treasury Bill due 05/24/2018, 0.000% ^		$149,625,937
50,000,000	United States Treasury Bill due 05/3/2018, 0.000% ^		49,811,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $199,436,937)		199,436,937

	TOTAL INVESTMENTS - 44.1% (Cost $199,436,937) (a)		$199,436,937
	OTHER ASSETS LESS LIABILITIES - 55.9% (b)		252,603,410
	NET ASSETS - 100.0%		$452,040,347

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$-
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$-

(b) Includes unrealized gain/loss on derivative contracts.
^ Zero Coupon Bond.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2018
Open Long Future Contracts	Description	Expiration	Underlying Notional Value	Unrealized Appreciation/ (Depreciation)
2,193	3 Mo Euro (Euribor)	Dec-18	$670,445,385	$(26,068)
153	AEX Index (Amsterdam)	Mar-18	19,979,961	507,799
151	Brent Crude Palm Oil +	May-18	9,774,230	(187,240)
232	Copper Future +	May-18	18,168,500	(785,900)
670	Cotton NO. 2 +	May-18	27,781,550	1,764,860
114	DJIA Mini E-CBOT	Mar-18	14,271,660	(64,865)
377	Emin Russel 2000	Mar-18	28,486,120	(342,165)
1,920	Euro CHF 3 MO ICE	Dec-18	511,211,045	109
286	Euro BTP Future	Mar-18	47,736,024	(859,289)
1,142	FTSE China A50	Mar-18	15,288,525	(374,005)
117	FTSE/MIB Index Future	Mar-18	16,126,427	195,612
186	Gasoline RBOB +	Apr-18	15,034,975	566,828
273	Gold 100 oz +	Apr-18	35,978,670	(1,237,450)
65	Hang Seng Index Future	Mar-18	12,763,600	(196,832)
170	H-Shares Index Futures	Mar-18	13,412,649	(375,778)
563	ICE ECX Carbon Emission +	Dec-18	6,935,299	1,538,328
305	LME Lead Future +	Mar-18	19,089,188	114,312
209	LME Lead Future +	Jun-18	13,080,788	(376,984)
186	LME Nickel Future +	Mar-18	15,406,380	2,707,416
176	LME Nickel Future +	Jun-18	14,578,080	32,208
338	LME Pri Aluminum Future +	Mar-18	18,036,525	572,488
338	LME Pri Aluminum Future +	Jun-18	18,036,525	(499,479)
45	LME Tin Future +	Mar-18	4,844,250	77,810
45	LME Tin Future +	Jun-18	4,844,250	24,075
183	LME Zinc Future +	Mar-18	15,767,738	1,356,487
183	LME Zinc Future +	Jun-18	15,767,738	(531,844)
164	Low SU Gasoline +	Apr-18	9,491,500	340,300
19	Lumber Future +	May-18	1,048,553	(23,595)
235	MSCI EAFE Index Mini	Mar-18	23,928,875	135,125
195	MSCI Emerging Markets Index Mini	Mar-18	11,534,250	504,125
643	MSCI Singapore IX ETF Index	Mar-18	19,474,464	(111,194)
568	MSCI Taiwan Index	Mar-18	22,612,080	(164,720)
94	Nasdaq 100 E-Mini	Mar-18	12,906,200	869,970
843	Nikkei 225 Mini	Mar-18	17,459,632	(184,116)
127	NY Harbor Future +	Apr-18	10,153,269	350,444
129	Palladium Future +	Jun-18	13,385,040	84,495
129	S&P Midcap 400 Emini	Mar-18	24,052,050	(297,640)
126	S&P 500 E-Mini Future	Mar-18	17,100,720	210,895
1,291	SGX Nifty 50 Index	Mar-18	27,160,058	313,713
542	Soybean Meal +	May-18	21,392,740	1,180,780
288	SPI 200 Index Future	Mar-18	33,669,216	(207,982)
56	TOCOM Gasoline +	Aug-18	1,505,684	(77,344)
387	TOCOM Gold +	Dec-18	16,425,875	(706,988)
34	TOCOM Kerosene +	Aug-18	901,738	(7,728)

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2018
Open Long Future Contracts	Description	Expiration	Underlying Notional Value	Unrealized Appreciation/ (Depreciation)
110	TOPIX Index Future	Mar-18	$18,225,950	$(216,743)
165	WTI Crude Future +	Apr-18	10,170,600	220,280
157	WTI Crude Future +	Apr-18	9,639,800	489,840
	Net Unrealized Appreciation from Open Long Futures Contracts			$6,302,350
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 28, 2018
Open Short Future Contracts	Description	Expiration	Underlying Notional Value	Unrealized Appreciation/ (Depreciation)
(2,234)	90Day Euro$ Future	Dec-18	$(542,582,750)	$143,562
(2,193)	90 Day Sterling Future	Dec-18	(373,850,770)	630,347
(2,402)	Aust 3yr Bond Future	Mar-18	(183,226,470)	(567,733)
(1,961)	Bank Accept	Dec-18	(374,206,119)	(277,488)
(578)	CAN 10yr Bond Future	Jun-18	(59,399,102)	(286,530)
(675)	Cocoa Future - ICE +	May-18	(14,713,379)	(488,026)
(485)	Coffee Robusta +	May-18	(8,361,400)	244,040
(343)	Coffee 'C' Future +	May-18	(157,179,750)	349,875
(1,346)	Corn Future +	May-18	(25,708,600)	(471,100)
(761)	KC HRW Wheat Future +	May-18	(19,871,613)	(1,118,138)
(305)	LME Lead Future +	Mar-18	(19,089,188)	521,966
(186)	LME Nickel Future +	Mar-18	(15,406,380)	(86,610)
(338)	LME Pri Aluminum Future +	Mar-18	(18,036,525)	511,225
(17)	LME Pri Aluminum Future +	Jun-18	(907,163)	8,712
(45)	LME Tin Future +	Mar-18	(4,844,250)	(33,750)
(183)	LME Zinc Future +	Mar-18	(15,767,738)	503,250
(1,842)	Mill Wheat Euro +	May-18	(18,899,491)	(725,596)
(230)	Natural Gas Future +	Apr-18	(6,134,100)	(141,360)
(439)	Rapeseed Euro +	May-18	(9,651,064)	(2,569)
(1,687)	Soybean Oil Future +	May-18	(32,623,206)	(30,312)
(1,153)	US 2 Year Note (CBT)	Jun-18	(244,976,469)	145,250
(1,424)	US 5 Year Note (CBT)	Jun-18	(162,235,876)	331,452
(737)	US 10 Year Note (CBT)	Jun-18	(88,474,547)	196,250
(284)	US Long Bond	Jun-18	(40,736,250)	51,469
(134)	TOCOM Rubber +	Jul-18	(1,218,125)	(52,166)
(471)	Wheat Future (CBT) +	May-18	(11,657,250)	(453,338)
(437)	White Sugar (ICE) +	May-18	(7,894,405)	(92,540)
(912)	World Sugar #11 +	May-18	(13,666,867)	246,669
	Net Unrealized Depreciation from Open Short Futures Contracts			$(943,189)

	Net Unrealized Appreciation from Open Futures Contracts			$5,359,161

+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2018
As of February 28, 2018, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:
Settlement Date	Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	Unrealized Appreciation/ (Depreciation)
To Buy:
3/21/2018	52,000,000	AUD	41,575,040	USD	$ 40,521,670	Jefferies Financial Services, Inc.	$ (1,053,370)
3/21/2018	133,000,000	BRL	42,112,329	USD	40,847,815	Jefferies Financial Services, Inc.	(1,264,514)
3/21/2018	60,000,000	CAD	46,751,328	USD	46,845,963	Jefferies Financial Services, Inc.	94,635
3/21/2018	55,000,000	CHF	59,079,435	USD	58,316,870	Jefferies Financial Services, Inc.	(762,565)
3/21/2018	604,185,000	CZK	28,200,000	USD	29,039,754	Jefferies Financial Services, Inc.	839,754
3/21/2018	46,250,000	EUR	54,876,226	USD	56,507,907	Jefferies Financial Services, Inc.	1,631,681
3/21/2018	26,200,000	GBP	47,157,511	AUD	36,748,098	Jefferies Financial Services, Inc.	(1,565,583)
3/21/2018	32,000,000	GBP	43,513,600	USD	44,139,268	Jefferies Financial Services, Inc.	625,668
3/21/2018	652,500,000	MXN	33,895,503	USD	34,461,256	Jefferies Financial Services, Inc.	565,753
3/21/2018	223,213,580	NOK	29,000,000	USD	28,323,011	Jefferies Financial Services, Inc.	(676,989)
3/21/2018	64,500,000	NZD	45,881,752	USD	46,575,052	Jefferies Financial Services, Inc.	693,300
3/21/2018	86,000,000	PLN	24,161,036	USD	25,108,619	Jefferies Financial Services, Inc.	947,583
3/21/2018	1,375,000,000	RUB	22,925,072	USD	24,360,645	Jefferies Financial Services, Inc.	1,435,573
3/21/2018	190,649,012	SEK	22,600,000	USD	23,050,818	Jefferies Financial Services, Inc.	450,818
3/21/2018	44,574,015	USD	64,500,000	NZD	46,575,052	Jefferies Financial Services, Inc.	(2,001,037)
3/21/2018	32,638,708	USD	652,500,000	MXN	34,461,256	Jefferies Financial Services, Inc.	(1,822,548)
3/21/2018	29,848,320	USD	24,000,000	EUR	29,323,022	Jefferies Financial Services, Inc.	525,298
3/21/2018	40,501,117	USD	133,000,000	BRL	40,847,815	Jefferies Financial Services, Inc.	(346,698)
3/21/2018	3,600,000	USD	73,825,920	CZK	3,548,394	Jefferies Financial Services, Inc.	51,606
3/21/2018	4,245,518	USD	4,000,000	CHF	4,241,227	Jefferies Financial Services, Inc.	4,291
3/21/2018	35,000,000	AUD	2,968,868,000	JPY	27,869,806	Jefferies Financial Services, Inc.	(1,483,113)
3/21/2018	42,400,000	CAD	3,725,391,200	JPY	34,971,555	Jefferies Financial Services, Inc.	(1,926,795)
3/21/2018	61,500,000	CHF	7,254,355,500	JPY	68,099,181	Jefferies Financial Services, Inc.	(2,237,190)
3/21/2018	21,500,000	EUR	2,877,793,275	JPY	27,014,856	Jefferies Financial Services, Inc.	(1,479,809)
3/21/2018	17,125,000	GBP	2,588,674,938	JPY	24,300,800	Jefferies Financial Services, Inc.	(1,336,694)
3/21/2018	2,971,325,000	JPY	35,000,000	AUD	27,274,222	Jefferies Financial Services, Inc.	160,779
3/21/2018	3,651,912,000	JPY	42,400,000	CAD	33,105,165	Jefferies Financial Services, Inc.	613,869
3/21/2018	5,300,000,000	JPY	49,987,267	USD	49,752,960	Jefferies Financial Services, Inc.	(234,307)
3/21/2018	7,018,011,000	JPY	61,500,000	CHF	65,215,194	Jefferies Financial Services, Inc.	700,527
3/21/2018	287,513,600	JPY	2,200,000	EUR	2,688,168	Jefferies Financial Services, Inc.	10,823
3/21/2018	12,400,000	USD	146,566,636	ZAR	12,373,661	Jefferies Financial Services, Inc.	26,339
3/21/2018	309,600,480	ZAR	24,000,000	USD	26,137,541	Jefferies Financial Services, Inc.	2,137,541

To Sell:
3/21/2018	47,157,511	AUD	26,200,000	GBP	36,139,026	Jefferies Financial Services, Inc.	956,511
3/21/2018	2,968,868,000	JPY	35,000,000	AUD	27,274,222	Jefferies Financial Services, Inc.	887,529
3/21/2018	3,725,391,200	JPY	42,400,000	CAD	33,105,165	Jefferies Financial Services, Inc.	60,405
3/21/2018	7,254,355,500	JPY	61,500,000	CHF	65,215,194	Jefferies Financial Services, Inc.	(646,797)
3/21/2018	2,877,793,275	JPY	21,500,000	EUR	26,270,734	Jefferies Financial Services, Inc.	735,688
3/21/2018	2,588,674,938	JPY	17,125,000	GBP	23,622,630	Jefferies Financial Services, Inc.	658,523
3/21/2018	35,000,000	AUD	2,971,325,000	JPY	27,892,871	Jefferies Financial Services, Inc.	457,869
3/21/2018	42,400,000	CAD	3,651,912,000	JPY	34,281,780	Jefferies Financial Services, Inc.	562,745
3/21/2018	61,500,000	CHF	7,018,011,000	JPY	65,880,533	Jefferies Financial Services, Inc.	(35,188)

	Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						$ (3,038,089)

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 28, 2018
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of February 28, 2018 categorized by risk exposure:

Risk Exposure Category	Unrealized Appreciation/ (Depreciation)
Foreign exchange contracts	$(3,038,089)
Commodity contracts	5,676,631
Interest rate contracts	(518,669)
Equity contracts	201,199
Total	$2,321,072

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.
A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury	$-	$199,436,937	$-	$199,436,937
Open Future Contracts	5,359,161	-	-	5,359,161
Total	$5,359,161	$199,436,937	$-	$204,796,098

Liabilities *	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$-	$3,038,089	$-	$3,038,089
Total	$-	$3,038,089	$-	$3,038,089

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at February 28, 2018	% of Fund Net Assets at February 28, 2018
LFL-CFC	8/15/12	$90,367,240	19.99%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The value of the derivative instruments outstanding as of February 28, 2018, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

TOTAL INVESTMENT - 0.0% (Cost $0) (a)	$ -
OTHER ASSETS LESS LIABILITIES - 100.0% (b)	10,721,773
NET ASSETS - 100.0%	$ 10,721,773

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized Appreciation:	$ -
Unrealized Depreciation:	-
Net Unrealized Appreciation:	$ -
(b) Includes unrealized appreciation on swap contract.

SWAP CONTRACTS

SWAP
Notional Value at February 28, 2018	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
11,399,773	Longboard USD Swap	Scotiabank	N/A	1m Libor + 40bps on Longs; 1m Libor - 35bps for GC Shorts	2/26/2020	$(835,016)
	Total Net Unrealized Depreciation on Financial Index Swap Contract					$(835,016)

Additional Information — Total Return Basket Swaps
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 28, 2018.
REFERENCE
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace/Defense
Curtiss-Wright Corp.	400	$ 53,992	$ (1,108)
Lockheed Martin Corp.	163	57,448	(1,021)
Northrop Grumman Corp.	158	55,306	(798)
United Technologies Corp.	400	53,896	(292)
			(3,219)
Apparel
VF Corp.	700	52,199	(1,036)

Banks
Bank of New York Mellon Corp.	900	51,327	(1,035)

Chemicals
Ashland, Inc.	700	49,574	(448)
Deere & Co.	300	48,261	(1,977)
			(2,425)
Commercial Services
Aramark	1,200	50,052	(444)
Cintas Corp.	300	51,198	(39)
KAR Auction Services, Inc.	1,000	54,080	2,110
MasterCard, Inc.	300	52,728	(633)
Moody's Corp.	300	50,064	(996)
S&P Global, Inc.	300	57,540	(450)
ServiceMaster Global Holdings, Inc.	1,000	51,360	(2,990)
Verisk Analytics, Inc.	500	51,095	(700)
			(4,142)

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)

Computers
Accenture PLC	300	$ 48,303	$ (1,119)
Apple, Inc.	300	53,436	(255)
DXC Technology Co.	500	51,270	(1,050)
Hewlett-Packard Co.	2,200	51,458	(154)
			(2,578)
Distribution/Wholesale
Watsco, Inc.	310	51,265	(880)

Diversified FinancIal Services
BlackRock, Inc.	95	52,196	(1,381)
CME Group, Inc.	300	49,848	(222)
The NASDAQ OMX Group, Inc.	600	48,450	(546)
			(2,149)
Electrical Components & Equipment
Hubbell, Inc.	400	52,420	(1,344)

Electronics
PerkinElmer, Inc.	700	53,438	(1,071)

Food
McCormick & Co., Inc.	500	53,390	(320)

Forest Products & Paper
International Paper Co.	900	53,631	(882)

Healthcare-Products
Stryker Corp.	300	48,648	(1,083)

Healthcare-Services
Laboratory Corp of America Hol	300	51,810	(642)

Internet
Amazon.com, Inc.	36	54,448	(342)

Machinery-Diversified
Air Products & Chemicals, Inc.	300	48,237	(1,395)

Miscellaneous Manufacturer
AO Smith Corp.	800	51,352	(1,632)
Danaher Corp.	500	48,890	(1,525)
Dover Corp.	500	50,050	(2,145)
ServiceNow, Inc.	300	48,303	132
			(5,170)
Pharmaceuticals
Pfizer, Inc.	1,400	50,834	(1,092)
Zoetis, Inc.	700	56,602	(1,708)
			(2,800)
Real Estate Investment Trusts (REITS)
Apollo Commercial Real Estate Finance, Inc.	2,700	49,302	(648)
Potlatch Corp.	1,140	58,311	(2,508)
			(3,156)
Shipbuilding
Huntington Ingalls Industries, Inc.	201	52,664	(836)

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
ENTITY	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)

Software
ANSYS, Inc.	300	$ 47,982	$ (519)
Broadridge Financial Solutions, Inc.	500	50,190	(295)
Ebix, Inc.	600	50,370	(540)
Fair Isaac Corp.	300	50,982	(1,593)
Fidelity National Information Services, Inc.	500	48,590	(1,370)
Illinois Tool Works, Inc.	300	48,432	(1,203)
Intuit, Inc.	300	50,058	(1,743)
			(7,263)

Telecommunications
Motorola Solutions, Inc.	500	53,075	(335)

Transportation
FedEx Corp.	203	50,021	(1,644)

(a) Notional value represents the market value (including any fees or commissions) of the positions when they are established.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") . The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2018 for the Fund’s assets and liabilities measured at fair value:

Liabilities *	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$835,016	$ -	$835,016
Total	$ -	$835,016	$ -	$835,016

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classifications.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/27/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/27/2018